Condensed consolidating financial information of guarantor and issuers of registered guaranteed securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2012
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$1,103	$624	$439,552	$(1,916)	$439,363
Money market investments	18,574	867	1,067,006	(867)	1,085,580
Trading account securities, at fair value	1,259	-	313,266	-	314,525
Investment securities available-for-sale, at
fair value	42,383	-	5,058,786	(16,968)	5,084,201
Investment securities held-to-maturity, at
amortized cost	185,000	-	142,817	(185,000)	142,817
Other investment securities, at lower of cost
or realizable value	10,850	4,492	170,101	-	185,443
Investment in subsidiaries	4,285,957	1,653,636	-	(5,939,593)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	354,468	-	354,468
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	286,080	-	21,050,205	(256,280)	21,080,005
Loans covered under loss sharing
agreements with the FDIC	-	-	3,755,972	-	3,755,972
Less - Unearned income	-	-	96,813	-	96,813
Allowance for loan losses	241	-	730,366	-	730,607
Total loans held-in-portfolio, net	285,839	-	23,978,998	(256,280)	24,008,557
FDIC loss share asset	-	-	1,399,098	-	1,399,098
Premises and equipment, net	2,495	115	533,183	-	535,793
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	266,844	-	266,844
Other real estate covered under loss
sharing agreements with the FDIC	-	-	139,058	-	139,058
Accrued income receivable	1,675	112	124,266	(325)	125,728
Mortgage servicing assets, at fair value	-	-	154,430	-	154,430
Other assets	112,775	12,614	1,457,852	(13,663)	1,569,578
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	53,741	-	54,295
Total assets	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$$5,796,992	$($2,363)	$5,794,629
Interest bearing	-	-	21,216,085	(10,101)	21,205,984
Total deposits	-	-	27,013,077	(12,464)	27,000,613
Assets sold under agreements to repurchase	-	-	2,016,752	-	2,016,752
Other short-term borrowings	-	-	866,500	(230,300)	636,200
Notes payable	790,282	385,609	601,830	-	1,777,721
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	48,182	42,120	923,138	(47,191)	966,249
Total liabilities	838,464	427,729	31,606,297	(474,955)	32,397,535
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,032	2	55,628	(55,630)	1,032
Surplus	4,141,767	4,206,708	5,859,926	(10,058,107)	4,150,294
Retained earnings (accumulated deficit)	20,353	(3,012,365)	(1,114,802)	4,118,640	11,826
Treasury stock, at cost	(444)	-	-	-	(444)
Accumulated other comprehensive (loss)
income, net of tax	(102,868)	50,386	(105,826)	55,440	(102,868)
Total stockholders' equity	4,110,000	1,244,731	4,694,926	(5,939,657)	4,110,000
Total liabilities and stockholders' equity	$4,948,464	$1,672,460	$36,301,223	$(6,414,612)	$36,507,535

Condensed Consolidating Statement of Financial Condition

	At December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$6,365	$932	$534,796	$(6,811)	$535,282
Money market investments	42,239	552	1,357,996	(24,613)	1,376,174
Trading account securities, at fair value	-	-	436,331	-	436,331
Investment securities available-for-sale, at
fair value	35,700	-	4,991,760	(17,637)	5,009,823
Investment securities held-to-maturity, at
amortized cost	185,000	-	125,383	(185,000)	125,383
Other investment securities, at lower of cost
or realizable value	10,850	4,492	164,538	-	179,880
Investment in subsidiaries	3,987,287	1,627,313	-	(5,614,600)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	363,093	-	363,093
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	249,615	-	20,673,552	(219,975)	20,703,192
Loans covered under loss sharing
agreements with the FDIC	-	-	4,348,703	-	4,348,703
Less - Unearned income	-	-	100,596	-	100,596
Allowance for loan losses	8	-	815,300	-	815,308
Total loans held-in-portfolio, net	249,607	-	24,106,359	(219,975)	24,135,991
FDIC loss share asset	-	-	1,915,128	-	1,915,128
Premises and equipment, net	2,533	118	535,835	-	538,486
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	172,497	-	172,497
Other real estate covered under loss
sharing agreements with the FDIC	-	-	109,135	-	109,135
Accrued income receivable	1,512	113	123,859	(275)	125,209
Mortgage servicing assets, at fair value	-	-	151,323	-	151,323
Other assets	217,877	13,222	1,261,324	(30,030)	1,462,393
Goodwill	-	-	648,350	-	648,350
Other intangible assets	554	-	63,400	-	63,954
Total assets	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,688,643	$(33,169)	$5,655,474
Interest bearing	-	-	22,287,448	(795)	22,286,653
Total deposits	-	-	27,976,091	(33,964)	27,942,127
Assets sold under agreements to repurchase	-	-	2,165,157	(24,060)	2,141,097
Other short-term borrowings	-	30,500	459,600	(193,900)	296,200
Notes payable	760,849	427,297	668,226	-	1,856,372
Subordinated notes	-	-	185,000	(185,000)	-
Other liabilities	59,922	42,269	1,138,702	(47,010)	1,193,883
Total liabilities	820,771	500,066	32,592,776	(483,934)	33,429,679
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,026	2	55,627	(55,629)	1,026
Surplus	4,115,371	4,103,208	5,859,773	(9,954,454)	4,123,898
Accumulated deficit	(204,199)	(3,013,481)	(1,403,925)	4,408,879	(212,726)
Treasury stock, at cost	(1,057)	-	-	-	(1,057)
Accumulated other comprehensive
(loss) income, net of tax	(42,548)	56,947	(43,144)	(13,803)	(42,548)
Total stockholders' equity	3,918,753	1,146,676	4,468,331	(5,615,007)	3,918,753
Total liabilities and stockholders' equity	$4,739,524	$1,646,742	$37,061,107	$(6,098,941)	$37,348,432

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$5,000	$-	$-	$(5,000)	$-
Loans	6,733	-	1,556,677	(5,013)	1,558,397
Money market investments	14	25	3,707	(43)	3,703
Investment securities	16,291	322	163,179	(13,011)	166,781
Trading account securities	-	-	22,824	-	22,824
Total interest and dividend income	28,038	347	1,746,387	(23,067)	1,751,705
Interest Expense:
Deposits	-	-	184,241	(152)	184,089
Short-term borrowings	6	151	50,058	(3,410)	46,805
Long-term debt	95,892	32,183	31,765	(11,648)	148,192
Total interest expense	95,898	32,334	266,064	(15,210)	379,086
Net interest (expense) income	(67,860)	(31,987)	1,480,323	(7,857)	1,372,619
Provision for loan losses- non-covered loans	404	-	333,698	-	334,102
Provision for loan losses- covered loans	-	-	74,839	-	74,839
Net interest (expense) income
after provision for loan losses	(68,264)	(31,987)	1,071,786	(7,857)	963,678
Service charges on deposit accounts	-	-	183,026	-	183,026
Other service fees	-	-	271,859	(15,314)	256,545
Net loss on sale and valuation adjustments of
investment securities	-	-	(1,707)	-	(1,707)
Trading account profit (loss)	214	-	(17,896)	-	(17,682)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	48,765	-	48,765
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(21,198)	-	(21,198)
FDIC loss share expense	-	-	(56,211)	-	(56,211)
Other operating income	41,966	707	85,580	(53,449)	74,804
Total non-interest income	42,180	707	492,218	(68,763)	466,342
Operating Expenses:
Personnel costs	29,779	-	435,923	-	465,702
Net occupancy expenses	3,434	3	93,822	3,193	100,452
Equipment expenses	3,831	-	41,459	-	45,290
Other taxes	2,209	-	47,911	-	50,120
Professional fees	11,042	42	273,997	(73,191)	211,890
Communications	464	-	26,370	-	26,834
Business promotion	1,823	-	59,753	-	61,576
FDIC deposit insurance	-	-	85,697	-	85,697
Loss on early extinguishment of debt	-	-	25,196	-	25,196
Other real estate owned (OREO) expenses	-	-	23,520	-	23,520
Other operating expenses	(50,877)	441	157,242	(2,007)	104,799
Amortization of intangibles	-	-	10,072	-	10,072
Total operating expenses	1,705	486	1,280,962	(72,005)	1,211,148
(Loss) income before income tax
and equity in earnings of subsidiaries	(27,789)	(31,766)	283,042	(4,615)	218,872
Income tax expense (benefit)	1,702	-	(28,147)	42	(26,403)
(Loss) income before equity in
earnings of subsidiaries	(29,491)	(31,766)	311,189	(4,657)	245,275
Equity in undistributed earnings of
subsidiaries	274,766	32,883	-	(307,649)	-
Net Income	$245,275	$1,117	$311,189	$(312,306)	$245,275
Comprehensive income (loss), net of tax	$184,955	$(5,444)	$248,507	$(243,063)	$184,955

Condensed Consolidating Statement of Operations

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$20,000	$-	$-	$(20,000)	$-
Loans	8,913	-	1,692,065	(6,621)	1,694,357
Money market investments	8	4	3,646	(62)	3,596
Investment securities	16,224	322	200,279	(12,884)	203,941
Trading account securities	-	-	35,607	-	35,607
Total interest income	45,145	326	1,931,597	(39,567)	1,937,501
Interest Expense:
Deposits	-	-	269,798	(311)	269,487
Short-term borrowings	50	883	59,230	(4,905)	55,258
Long-term debt	94,565	31,438	66,409	(11,648)	180,764
Total interest expense	94,615	32,321	395,437	(16,864)	505,509
Net interest (expense) income	(49,470)	(31,995)	1,536,160	(22,703)	1,431,992
Provision for loan losses- non-covered loans	-	-	430,085	-	430,085
Provision for loan losses- covered loans	-	-	145,635	-	145,635
Net interest (expense) income
after provision for loan losses	(49,470)	(31,995)	960,440	(22,703)	856,272
Service charges on deposit accounts	-	-	184,940	-	184,940
Other service fees	-	-	255,668	(15,948)	239,720
Net gain on sale and valuation adjustments of
investment securities	-	-	10,844	-	10,844
Trading account profit	-	-	5,897	-	5,897
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	30,891	-	30,891
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(33,068)	-	(33,068)
FDIC loss share income	-	-	66,791	-	66,791
Fair value change in equity appreciation instrument	-	-	8,323	-	8,323
Other operating income (loss)	23,145	(499)	75,065	(51,772)	45,939
Total non-interest income (loss)	23,145	(499)	605,351	(67,720)	560,277
Operating Expenses:
Personnel costs	28,524	-	424,846	-	453,370
Net occupancy expenses	3,396	3	95,459	3,461	102,319
Equipment expenses	3,210	-	40,630	-	43,840
Other taxes	2,269	-	49,616	-	51,885
Professional fees	10,820	11	256,994	(72,883)	194,942
Communications	421	10	26,684	-	27,115
Business promotion	1,894	-	53,173	-	55,067
FDIC deposit insurance	-	-	93,728	-	93,728
Loss on early extinguishment of debt	8,000	-	693	-	8,693
Other real estate owned (OREO) expenses	-	-	21,778	-	21,778
Other operating expenses	(49,468)	443	139,209	(2,278)	87,906
Amortization of intangibles	-	-	9,654	-	9,654
Total operating expenses	9,066	467	1,212,464	(71,700)	1,150,297
(Loss) income before income tax
and equity in earnings of subsidiaries	(35,391)	(32,961)	353,327	(18,723)	266,252
Income tax expense (benefit)	2,786	(955)	112,588	508	114,927
(Loss) income before equity in
earnings of subsidiaries	(38,177)	(32,006)	240,739	(19,231)	151,325
Equity in undistributed earnings of subsidiaries	189,502	19,206	-	(208,708)	-
Net Income (Loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325
Comprehensive income, net of tax	$114,738	$18,812	$203,779	$(222,591)	$114,738

Condensed Consolidating Statement of Operations

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$168,100	$-	$-	$(168,100)	$-
Loans	7,627	-	1,675,477	(6,370)	1,676,734
Money market investments	55	2	5,383	(56)	5,384
Investment securities	23,579	322	235,552	(21,243)	238,210
Trading account securities	-	-	27,918	-	27,918
Total interest and dividend income	199,361	324	1,944,330	(195,769)	1,948,246
Interest Expense:
Deposits	-	-	350,928	(47)	350,881
Short-term borrowings	46	510	65,550	(5,828)	60,278
Long-term debt	111,763	30,586	121,309	(21,436)	242,222
Total interest expense	111,809	31,096	537,787	(27,311)	653,381
Net interest income (expense)	87,552	(30,772)	1,406,543	(168,458)	1,294,865
Provision for loan losses- non-covered loans	-	-	1,011,880	-	1,011,880
Net interest income (expense)
after provision for loan losses	87,552	(30,772)	394,663	(168,458)	282,985
Service charges on deposit accounts	-	-	195,803	-	195,803
Other service fees	-	-	382,350	(4,846)	377,504
Net gain on sale and valuation adjustments of
investment securities	-	-	3,992	-	3,992
Trading account profit	-	-	16,404	-	16,404
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	15,874	-	15,874
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(72,013)	-	(72,013)
FDIC loss share expense	-	-	(25,751)	-	(25,751)
Fair value change in equity appreciation instrument	-	-	42,555	-	42,555
Gain on sale of processing and technology business	640,802	-	-	-	640,802
Other operating income (loss)	3,282	(3,980)	112,353	(18,632)	93,023
Total non-interest income (loss)	644,084	(3,980)	671,567	(23,478)	1,288,193
Operating Expenses:
Personnel costs	22,575	-	492,022	(399)	514,198
Net occupancy expenses	2,941	3	112,274	985	116,203
Equipment expenses	2,887	-	82,964	-	85,851
Other taxes	1,816	-	48,792	-	50,608
Professional fees	31,590	11	154,369	(19,865)	166,105
Communications	481	14	38,410	-	38,905
Business promotion	1,275	-	45,396	-	46,671
FDIC deposit insurance	-	-	67,644	-	67,644
Loss on early extinguishment of debt	15,750	-	23,037	-	38,787
Other real estate owned (OREO) expenses	19	-	46,770	-	46,789
Other operating expenses	(27,661)	432	173,591	(1,749)	144,613
Amortization of intangibles	-	-	9,173	-	9,173
Total operating expenses	51,673	460	1,294,442	(21,028)	1,325,547
Income (loss) before income tax
and equity in losses of subsidiaries	679,963	(35,212)	(228,212)	(170,908)	245,631
Income tax expense (benefit)	80,444	(296)	28,344	(262)	108,230
Income (loss) before equity in
losses of subsidiaries	599,519	(34,916)	(256,556)	(170,646)	137,401
Equity in undistributed losses of subsidiaries	(462,118)	(338,246)	-	800,364	-
Net Income (Loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401
Comprehensive income (loss), net of tax	$160,649	$(357,611)	$(233,531)	$(591,142)	$160,649

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$245,275	$1,117	$311,189	$(312,306)	$245,275

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(32,883)	-	307,649	-
Provision for loan losses	404	-	408,537	-	408,941
Amortization of intangibles	-	-	10,072	-	10,072
Depreciation and amortization of premises and
equipment	653	3	46,080	-	46,736
Net accretion of discounts and amortization
of premiums and deferred fees	29,058	112	(66,582)	(487)	(37,899)
Fair value adjustments on mortgage servicing rights	-	-	17,406	-	17,406
FDIC loss share expense	-	-	56,211	-	56,211
Amortization of prepaid FDIC assessment	-	-	32,778	-	32,778
Adjustments (expense) to indemnity reserves on
loans sold	-	-	21,198	-	21,198
Earnings from investments under the equity
method	(40,505)	(706)	(32,267)	-	(73,478)
Deferred income tax benefit	(14,109)	-	(121,424)	42	(135,491)
Loss (gain) on:
Disposition of premises and equipment	2	-	(8,621)	-	(8,619)
Sale and valuation adjustments of investment
securities	-	-	1,707	-	1,707
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(48,765)	-	(48,765)
Sale of other assets	-	-	(2,545)	-	(2,545)
Acquisitions of loans held-for-sale	-	-	(417,108)	-	(417,108)
Proceeds from sale of loans held-for-sale	-	-	325,014	-	325,014
Net disbursements on loans held-for-sale	-	-	(1,233,240)	-	(1,233,240)
Net (increase) decrease in:
Trading securities	(1,259)	-	1,389,169	-	1,387,910
Accrued income receivable	(163)	-	(405)	49	(519)
Other assets	8,859	313	(16,483)	(16,590)	(23,901)
Net increase (decrease) in:
Interest payable	-	(126)	(9,091)	53	(9,164)
Pension and other postretirement benefits
obligations	-	-	(40,241)	-	(40,241)
Other liabilities	2,581	(25)	(473)	(235)	1,848
Total adjustments	(289,245)	(33,312)	310,927	290,481	278,851
Net cash (used in) provided by operating activities	(43,970)	(32,195)	622,116	(21,825)	524,126

Cash flows from investing activities:
Net decrease (increase) in money market investments	23,665	(315)	290,990	(23,746)	290,594
Purchases of investment securities:
Available-for-sale	-	-	(1,843,922)	-	(1,843,922)
Held-to-maturity	-	-	(25,792)	-	(25,792)
Other	-	-	(212,419)	-	(212,419)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,636,723	-	1,636,723
Held-to-maturity	-	-	9,751	-	9,751
Other	-	-	206,856	-	206,856
Proceeds from sale of investment securities:
Available for sale	-	-	52,058	-	52,058
Net (disbursements) repayments on loans	(36,262)	-	628,963	36,305	629,006
Proceeds from sale of loans	-	-	68,396	-	68,396
Acquisition of loan portfolios	-	-	(1,357,628)	-	(1,357,628)
Payments received from FDIC under loss
sharing agreements	-	-	462,016	-	462,016
Return of capital from equity method investments	150,194	1,002	-	-	151,196
Capital contribution to subsidiary	(103,500)	-	-	103,500	-
Mortgage servicing rights purchased	-	-	(2,231)	-	(2,231)
Acquisition of premises and equipment	(691)	-	(54,208)	-	(54,899)
Proceeds from sale of:
Premises and equipment	73	-	19,768	-	19,841
Other productive assets	-	-	1,026	-	1,026
Foreclosed assets	-	-	206,070	-	206,070
Net cash provided by investing activities	33,479	687	86,417	116,059	236,642

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(991,097)	21,501	(969,596)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(148,405)	24,060	(124,345)
Other short-term borrowings	-	(30,500)	406,900	(36,400)	340,000
Payments of notes payable	-	(41,800)	(173,098)	-	(214,898)
Proceeds from issuance of notes payable	-	-	106,923	-	106,923
Proceeds from issuance of common stock	9,402	-	-	-	9,402
Dividends paid to parent company	-	-	(5,000)	5,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(450)	-	-	-	(450)
Capital contribution from parent	-	103,500	-	(103,500)	-
Net cash provided by (used in) financing activities	5,229	31,200	(803,777)	(89,339)	(856,687)
Net decrease in cash and due from banks	(5,262)	(308)	(95,244)	4,895	(95,919)
Cash and due from banks at beginning of period	6,365	932	534,796	(6,811)	535,282
Cash and due from banks at end of period	$1,103	$624	$439,552	$(1,916)	$439,363

	Year ended December 31, 2011
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$151,325	$(12,800)	$240,739	$(227,939)	$151,325

Adjustments to reconcile net income (loss) to net cash
(used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(189,502)	(19,206)	-	208,708	-
Provision for loan losses	-	-	575,720	-	575,720
Amortization of intangibles	-	-	9,654	-	9,654
Depreciation and amortization of premises and
equipment	750	3	45,693	-	46,446
Net accretion of discounts and amortization
of premiums and deferred fees	25,042	176	(137,614)	(650)	(113,046)
Impairment losses on net assets to be disposed of	-	-	4,255	-	4,255
Fair value adjustments on mortgage servicing rights	-	-	37,061	-	37,061
Fair value change in equity appreciation instrument	-	-	(8,323)	-	(8,323)
FDIC loss share income	-	-	(66,791)	-	(66,791)
Amortization of prepaid FDIC assessment	-	-	93,728	-	93,728
Adjustments (expense) to indemnity reserves on
loans sold	-	-	33,068	-	33,068
(Earnings) losses from investments under the equity
method	(14,186)	500	(20,083)	-	(33,769)
Deferred income tax expense (benefit)	13,965	(932)	(7,679)	508	5,862
Loss (gain) on:
Disposition of premises and equipment	7	-	(5,533)	-	(5,526)
Sale and valuation adjustments of investment
securities	-	-	(10,844)	-	(10,844)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(30,891)	-	(30,891)
Sale of equity method investments	(5,493)	-	(11,414)	-	(16,907)
Acquisitions of loans held-for-sale	-	-	(346,004)	-	(346,004)
Proceeds from sale of loans held-for-sale	-	-	165,335	-	165,335
Net disbursements on loans held-for-sale	-	-	(793,094)	-	(793,094)
Net (increase) decrease in:
Trading securities	-	-	1,143,029	-	1,143,029
Accrued income receivable	(2)	-	25,240	211	25,449
Other assets	6,808	2,316	6,085	7,120	22,329
Net increase (decrease) in:
Interest payable	(3,467)	(56)	(8,949)	1	(12,471)
Pension and other postretirement benefits
obligations	-	-	(111,288)	-	(111,288)
Other liabilities	(84,434)	(2,354)	(2,901)	2,055	(87,634)
Total adjustments	(250,512)	(19,553)	577,460	217,953	525,348
Net cash (used in) provided by operating activities	(99,187)	(32,353)	818,199	(9,986)	676,673

Cash flows from investing activities:
Net increase in money market investments	(42,237)	(291)	(378,703)	24,352	(396,879)
Purchases of investment securities:
Available-for-sale	-	-	(1,357,080)	-	(1,357,080)
Held-to-maturity	(37,093)	-	(37,445)	-	(74,538)
Other	-	-	(172,775)	-	(172,775)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,360,386	-	1,360,386
Held-to-maturity	62,980	-	4,256	-	67,236
Other	-	-	154,114	-	154,114
Proceeds from sale of investment securities:
Available for sale	-	-	262,443	-	262,443
Other	-	-	5,094	-	5,094
Net repayments on loans	226,415	-	1,130,350	(220,707)	1,136,058
Proceeds from sale of loans	-	-	293,109	-	293,109
Acquisition of loan portfolios	-	-	(1,131,388)	-	(1,131,388)
Payments received from FDIC under loss
sharing agreements	-	-	561,111	-	561,111
Cash paid related to business acquisitions	-	-	(855)	-	(855)
Net proceeds from sale of equity method
investments	(10,690)	-	42,193	-	31,503
Capital contribution to subsidiary	-	-	(37,000)	37,000	-
Mortgage servicing rights purchased	-	-	(1,732)	-	(1,732)
Acquisition of premises and equipment	(594)	-	(49,449)	-	(50,043)
Proceeds from sale of:
Premises and equipment	135	-	14,804	-	14,939
Foreclosed assets	-	-	198,490	-	198,490
Net cash provided by (used in) investing activities	198,916	(291)	859,923	(159,355)	899,193

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	1,192,089	(12,146)	1,179,943
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(247,393)	(24,060)	(271,453)
Other short-term borrowings	-	(2,000)	(284,322)	218,300	(68,022)
Payments of notes payable	(100,000)	(3,000)	(2,666,477)	-	(2,769,477)
Proceeds from issuance of notes payable	-	-	432,568	-	432,568
Proceeds from issuance of common stock	7,690	-	-	-	7,690
Dividends paid to parent company	-	-	(20,000)	20,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Treasury stock acquired	(483)	-	-	-	(483)
Return of capital	1,514	-	(1,514)	-	-
Capital contribution from parent	-	37,000	-	(37,000)	-
Net cash (used in) provided by financing activities	(95,002)	32,000	(1,595,049)	165,094	(1,492,957)
Net increase (decrease) in cash and due from banks	4,727	(644)	83,073	(4,247)	82,909
Cash and due from banks at beginning of period	1,638	1,576	451,723	(2,564)	452,373
Cash and due from banks at end of period	$6,365	$932	$534,796	$(6,811)	$535,282

	Year ended December 31, 2010
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income (loss)	$137,401	$(373,162)	$(256,556)	$629,718	$137,401

Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
Equity in undistributed losses of subsidiaries	462,118	338,246	-	(800,364)	-
Provision for loan losses	-	-	1,011,880	-	1,011,880
Amortization of intangibles	-	-	9,173	-	9,173
Depreciation and amortization of premises and
equipment	785	3	58,073	-	58,861
Net accretion of discounts and amortization of
premiums and deferred fees	21,282	275	(275,786)	(650)	(254,879)
Fair value adjustments of mortgage servicing rights	-	-	22,859	-	22,859
Fair value change in equity appreciation instrument	-	-	(42,555)	-	(42,555)
FDIC loss share expense	-	-	25,751	-	25,751
Amortization of prepaid FDIC assessment	-	-	67,644	-	67,644
Adjustments (expense) to indemnity reserves on
loans sold	-	-	72,013	-	72,013
(Earnings) losses from investments under the
equity method	(3,402)	3,981	(24,161)	-	(23,582)
Earnings from changes in fair value related to
Deferred income tax expense (benefit)	8,831	-	(23,392)	2,434	(12,127)
Loss (gain) on:
Disposition of premises and equipment	2	-	(1,814)	-	(1,812)
Sale and valuation adjustment of investment
securities	-	-	(3,992)	-	(3,992)
Sale of loans, including valuation adjustments
on loans held for sale	-	-	(15,874)	-	(15,874)
Sale of processing and technology business,
net of transaction costs	(616,186)	-	-	-	(616,186)
Acquisitions of loans held-for-sale	-	-	(307,629)	-	(307,629)
Proceeds from sale of loans held-for-sale	-	-	81,370	-	81,370
Net disbursements on loans held-for-sale	-	-	(735,095)	-	(735,095)
Net (increase) decrease in:
Trading securities	-	-	721,398	-	721,398
Accrued income receivable	(1,390)	20	12,614	71	11,315
Other assets	7,866	2,077	30,469	(30,252)	10,160
Net increase (decrease) in:
Interest payable	(528)	81	(29,071)	(44)	(29,562)
Pension and other postretirement benefits
obligations	-	-	(11,060)	-	(11,060)
Other liabilities	42,578	1,540	(59,220)	2,789	(12,313)
Total adjustments	(78,044)	346,223	583,595	(826,016)	25,758
Net cash provided by (used in) operating activities	59,357	(26,939)	327,039	(196,298)	163,159

Cash flows from investing activities:
Net decrease (increase) in money market
investments	49	(23)	119,692	23	119,741
Purchases of investment securities:
Available-for-sale	(35,000)	-	(746,192)	17,150	(764,042)
Held-to-maturity	(52,796)	-	(44,392)	-	(97,188)
Other	-	-	(64,591)	-	(64,591)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,865,879	-	1,865,879
Held-to-maturity	297,747	-	135,382	(245,000)	188,129
Other	-	-	123,836	-	123,836
Proceeds from sale of investment securities:
Available for sale	-	-	397,086	-	397,086
Net (disbursements) repayments on loans	(366,450)	-	1,592,070	313,626	1,539,246
Proceeds from sale of loans	-	-	34,011	-	34,011
Acquisition of loan portfolios	-	-	(256,406)	-	(256,406)
Cash received from business acquisitions	-	-	261,311	-	261,311
Net proceeds from sale of processing and
technology business	617,976	-	24,346	-	642,322
Capital contribution to subsidiary	(1,345,000)	(745,000)	(745,000)	2,835,000	-
Mortgage servicing rights purchased	-	-	(1,041)	-	(1,041)
Acquisition of premises and equipment	(890)	-	(65,965)	-	(66,855)
Proceeds from sale of:
Premises and equipment	183	-	14,277	-	14,460
Foreclosed assets	74	-	141,162	-	141,236
Net cash (used in) provided by investing activities	(884,107)	(745,023)	2,785,465	2,920,799	4,077,134

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(1,590,435)	36,949	(1,553,486)
Federal funds purchased and assets sold under
agreements to repurchase	-	-	(163,840)	(56,400)	(220,240)
Other short-term borrowings	(24,225)	31,800	636,696	(287,375)	356,896
Payments of notes payable	(250,000)	(4,000)	(4,253,578)	247,000	(4,260,578)
Proceeds from issuance of notes payable	-	-	110,870	231	111,101
Proceeds from issuance of common stock	153	-	-	-	153
Net proceeds from issuance of depository shares	1,100,155	-	-	1,618	1,101,773
Dividends paid to parent company	-	-	(168,100)	168,100	-
Dividends paid	(310)	-	-	-	(310)
Treasury stock acquired	(559)	-	-	-	(559)
Capital contribution from parent	-	745,000	2,090,000	(2,835,000)	-
Net cash provided by (used in) financing activities	825,214	772,800	(3,338,387)	(2,724,877)	(4,465,250)
Net increase (decrease) in cash and due from banks	464	838	(225,883)	(376)	(224,957)
Cash and due from banks at beginning of period	1,174	738	677,606	(2,188)	677,330
Cash and due from banks at end of period	$1,638	$1,576	$451,723	$(2,564)	$452,373